RELATED PARTY TRANSACTIONS - Consolidated Statements of Loss and Comprehensive Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Professional fees	€ (3,086)	€ (3,423)
Shareholders, Key Management Personnel and Members
RELATED PARTY TRANSACTIONS
Revenues		101
Salaries and subcontractors	(4,255)	(4,088)
Share based compensation	(1,688)	(2,769)
Professional fees	(163)	(44)
Other operational costs		(228)
Total	€ (6,106)	€ (7,028)